Segmented Information	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Segmented Information

NOTE 6. SEGMENTED INFORMATION

The Corporation operates primarily in Canada, the United States and certain international locations, in two industry segments; Contract Drilling Services and Completion and Production Services. Contract Drilling Services includes drilling rigs, directional drilling, procurement and distribution of oilfield supplies, and the manufacture, sale and repair of drilling equipment. Completion and Production Services includes service rigs, oilfield equipment rental, and camp and catering services.

2020	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$861,202	$77,251	$—	$(2,700)	$935,753
Operating earnings (loss)	22,207	(3,671)	(59,524)	—	(40,988)
Depreciation and amortization	288,389	16,375	11,558	—	316,322
Gain on asset disposals	(10,171)	(1,447)	(313)	—	(11,931)
Total assets	2,571,397	132,771	194,710	—	2,898,878
Capital expenditures	57,741	3,362	489	—	61,592

2019	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,399,068	$147,829	$—	$(5,577)	$1,541,320
Operating earnings (loss)	160,997	10,041	(76,461)	—	94,577
Depreciation and amortization	300,882	17,881	14,853	—	333,616
Gain on asset disposals	(46,849)	(3,767)	(125)	—	(50,741)
Loss on asset decommissioning	20,263	—	—	—	20,263
Reversal of impairment of property, plant and equipment	(5,810)	—	—	—	(5,810)
Total assets	2,963,260	152,611	153,969	—	3,269,840
Capital expenditures	154,066	5,448	1,180	—	160,694

A reconciliation of operating earnings (loss) to loss before income taxes is as follows:

	2020	2019
Operating earnings (loss)	$(40,988)	$94,577
Deduct:
Foreign exchange	4,542	(8,722)
Finance charges	107,468	118,453
Gain on redemption and repurchase of unsecured senior notes	(43,814)	(6,815)
Loss before income taxes	$(109,184)	$(8,339)

The Corporation’s operations are carried on in the following geographic locations:

2020	United States	Canada	International	Total
Revenue	$444,052	$305,613	$186,088	$935,753
Total assets	1,339,945	1,053,921	505,012	2,898,878

2019	United States	Canada	International	Total
Revenue	$871,651	$459,377	$210,292	$1,541,320
Total assets	1,560,523	1,133,591	575,726	3,269,840